OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Other payables and accrued liabilities consist of the following:

	June 30,	December 31,
	2012	2011
	(unaudited)

Accrued expenses	$1,996	$3,527
Other tax payables	6,101	5,693
Salary payable	1,635	1,664
Temporary receipt of insurance premium	443	355
Temporary receipt of insurance claims	802	650
Deposits received	2,128	1,296
Other current liabilities	629	467
Total	$13,734	$13,652